Expense Example, No Redemption (dei_DocumentInformationDocumentAxis, USD $)	0 Months Ended
Mar. 01, 2013
(Columbia California Tax-Exempt Fund) | Class B Shares
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	$ 156
Expense Example, No Redemption, 3 Years	507
Expense Example, No Redemption, 5 Years	881
Expense Example, No Redemption, 10 Years	1,734
(Columbia California Tax-Exempt Fund) | Class C Shares
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	156
Expense Example, No Redemption, 3 Years	507
Expense Example, No Redemption, 5 Years	881
Expense Example, No Redemption, 10 Years	1,934
(Columbia Connecticut Intermediate Municipal Bond Fund) | Class B Shares
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	159
Expense Example, No Redemption, 3 Years	530
Expense Example, No Redemption, 5 Years	927
Expense Example, No Redemption, 10 Years	1,838
(Columbia Connecticut Intermediate Municipal Bond Fund) | Class C Shares
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	159
Expense Example, No Redemption, 3 Years	530
Expense Example, No Redemption, 5 Years	927
Expense Example, No Redemption, 10 Years	2,037
(Columbia Connecticut Tax-Exempt Fund) | Class B Shares
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	158
Expense Example, No Redemption, 3 Years	536
Expense Example, No Redemption, 5 Years	939
Expense Example, No Redemption, 10 Years	1,868
(Columbia Connecticut Tax-Exempt Fund) | Class C Shares
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	158
Expense Example, No Redemption, 3 Years	536
Expense Example, No Redemption, 5 Years	939
Expense Example, No Redemption, 10 Years	2,066
(Columbia Intermediate Municipal Bond Fund) | Class B Shares
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	142
Expense Example, No Redemption, 3 Years	465
Expense Example, No Redemption, 5 Years	812
Expense Example, No Redemption, 10 Years	1,616
(Columbia Intermediate Municipal Bond Fund) | Class C Shares
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	142
Expense Example, No Redemption, 3 Years	465
Expense Example, No Redemption, 5 Years	812
Expense Example, No Redemption, 10 Years	1,791
(Columbia International Bond Fund) | Class C Shares
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	187
Expense Example, No Redemption, 3 Years	674
Expense Example, No Redemption, 5 Years	1,188
Expense Example, No Redemption, 10 Years	2,600
(Columbia Massachusetts Intermediate Municipal Bond Fund) | Class B Shares
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	159
Expense Example, No Redemption, 3 Years	528
Expense Example, No Redemption, 5 Years	923
Expense Example, No Redemption, 10 Years	1,828
(Columbia Massachusetts Intermediate Municipal Bond Fund) | Class C Shares
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	159
Expense Example, No Redemption, 3 Years	528
Expense Example, No Redemption, 5 Years	923
Expense Example, No Redemption, 10 Years	2,027
(Columbia Massachusetts Tax-Exempt Fund) | Class B Shares
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	162
Expense Example, No Redemption, 3 Years	540
Expense Example, No Redemption, 5 Years	943
Expense Example, No Redemption, 10 Years	1,871
(Columbia Massachusetts Tax-Exempt Fund) | Class C Shares
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	162
Expense Example, No Redemption, 3 Years	540
Expense Example, No Redemption, 5 Years	943
Expense Example, No Redemption, 10 Years	2,069
(Columbia New York Intermediate Municipal Bond Fund) | Class B Shares
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	153
Expense Example, No Redemption, 3 Years	527
Expense Example, No Redemption, 5 Years	926
Expense Example, No Redemption, 10 Years	1,843
(Columbia New York Intermediate Municipal Bond Fund) | Class C Shares
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	153
Expense Example, No Redemption, 3 Years	527
Expense Example, No Redemption, 5 Years	926
Expense Example, No Redemption, 10 Years	2,042
(Columbia New York Tax-Exempt Fund) | Class B Shares
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	156
Expense Example, No Redemption, 3 Years	519
Expense Example, No Redemption, 5 Years	907
Expense Example, No Redemption, 10 Years	1,795
(Columbia New York Tax-Exempt Fund) | Class C Shares
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	156
Expense Example, No Redemption, 3 Years	519
Expense Example, No Redemption, 5 Years	907
Expense Example, No Redemption, 10 Years	1,994
(Columbia Strategic Income Fund) | Class B Shares
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	181
Expense Example, No Redemption, 3 Years	560
Expense Example, No Redemption, 5 Years	964
Expense Example, No Redemption, 10 Years	1,897
(Columbia Strategic Income Fund) | Class C Shares
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	181
Expense Example, No Redemption, 3 Years	560
Expense Example, No Redemption, 5 Years	964
Expense Example, No Redemption, 10 Years	$ 2,095